LOANS AND BORROWINGS (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 4,458,746	$ 3,934,582
Current	1,106,387	472,018
Non-Current	3,352,359	3,462,564
Other Loans and Borrowings
Disclosure of detailed information about borrowings [line items]
Carrying amount	724,821	19,067
Current	715,433	6,764
Non-Current	9,388	12,303
Lease Liabilities
Disclosure of detailed information about borrowings [line items]
Carrying amount	3,733,925	3,915,515
Current	390,954	465,254
Non-Current	$ 3,342,971	$ 3,450,261